FIRSTHAND FUNDS
125 SOUTH MARKET, SUITE 1200
SAN JOSE, CA 95113


November 9, 2007


VIA EDGAR
U.S. Securities and Exchange Commission
100 F Street, NE.
Washington, DC  20549

Re:  	Firsthand Funds
	File No. 33-73832 and 811-08268
	Rule 497(j) Filing

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, we hereby certify on behalf of Firsthand Funds (the "Trust"), in connection with one series of the Trust: Firsthand Alternative Energy Fund (the
"Fund"), that the form of Prospectus that would have been filed under
 Rule 497(c) by the Trust on behalf of the Fund does not differ from that contained in Post-Effective Amendment No. 37 to the Trust's registration statement on Form N-1A (the "Amendment"). The Amendment was filed electronically on November 7, 2007.

Please do not hesitate to contact the undersigned at (408) 521-4138 if you have any questions, or if you require anything further in connection with this filing.

					Sincerely,



			                              /s/ Kelvin Leung
                              				General Counsel
					Firsthand Capital Management, Inc.

cc:	David Hearth